Taxes on Income (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expenses Benefit [Line Items]
Reduced flat tax rate				25.00%
Development Region ''A'' [Member]
Income Tax Expenses Benefit [Line Items]
Reduced flat tax rate	9.00%	7.00%	10.00%
Other Areas within Israel [Member]
Income Tax Expenses Benefit [Line Items]
Reduced flat tax rate	16.00%	12.50%	15.00%